Financial Instruments - Additional Information (Detail) - Toledo Spirit time-charter derivative [Member] - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Average daily tanker rate over remaining duration of charter contract	$ 22,875	$ 33,500
Discount rate over remaining duration of contract	8.00%	7.40%